FURTHER ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
FURTHER ACCOUNTING POLICIES
Schedule of investments in unconsolidated structured entities

	2017			2016
	OEICs/UTs	Separate account assets	Other structured entities	OEICs/UTs	Separate account assets	Other structured entities

	£m	£m	£m	£m	£m	£m
Statement of financial position line items
Equity securities and portfolio holdings in unit trusts	20,718	130,528	—	16,489	120,411	—
Debt securities	—	—	10,894	—	—	12,220

Total	20,718	130,528	10,894	16,489	120,411	12,220